Share-based Compensation - General (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jun. 20, 2024	Feb. 25, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Aug. 26, 2024	Dec. 31, 2022	Feb. 21, 2021	Jul. 31, 2020	Dec. 31, 2014
Share-based Compensation
Number of options outstanding			3,270,285	46,274,612	51,672,005		56,274,213
Exercise price (US Dollar)				$ 0.00005
Restricted Share Units (RSUs)
Share-based Compensation
Number of RSUs granted			219,000	250,000	1,181,000
RSUs outstanding			3,057,875	5,970,000	9,323,125		11,638,750
Unrecognized share-based compensation expense			$ 2,844	$ 9,931
Weighted-average vesting period			1 year 7 days	1 year 9 months
Employee Stock Option
Share-based Compensation
Unrecognized share-based compensation expense			$ 0	$ 16,364
Weighted-average vesting period			0 years	1 month 24 days
2015 Plan
Share-based Compensation
Number of ordinary shares reserved for issuance								76,778,005	60,778,005	31,918,690
Contractual term			10 years
Vesting period			4 years
Total incremental share-based compensation expense			$ 0	$ 147	$ 728
Percentage of issued and outstanding stock of the entity considered for annual incremental in total number of shares available for issuance		2.00%
Number of options outstanding			3,270,285	46,274,612
2015 Plan | Restricted Share Units (RSUs)
Share-based Compensation
Number of RSUs granted			0	90,000	1,181,000
RSUs outstanding			2,718,875	5,810,000
2015 Plan | Restricted Share Units (RSUs) | Minimum
Share-based Compensation
Requisite service period			3 years
2015 Plan | Restricted Share Units (RSUs) | Maximum
Share-based Compensation
Requisite service period			4 years
2015 Plan | Share-based payment arrangement, tranche one
Share-based Compensation
Vesting period			2 years
Vesting percentage			50.00%
2015 Plan | Share-based payment arrangement, tranche two
Share-based Compensation
Vesting period			2 years
Vesting percentage			50.00%
Global Share Incentive Plan 2024
Share-based Compensation
Vesting period	12 months
Total incremental share-based compensation expense			$ 320	$ 9,700
Expenses expected to be amortized over the remaining requisite service period				$ 300
Share Scheme shall not exceed	57,459,259
Exercise price (US Dollar)						$ 0.00005
Global Share Incentive Plan 2024 | Restricted Share Units (RSUs)
Share-based Compensation
Number of RSUs granted			219,000	160,000
RSUs outstanding			339,000	160,000
Global Share Incentive Plan 2024 | Restricted Share Units (RSUs) | Minimum
Share-based Compensation
Requisite service period			2 years	2 years
Global Share Incentive Plan 2024 | Restricted Share Units (RSUs) | Maximum
Share-based Compensation
Requisite service period			4 years	4 years
Global Share Incentive Plan 2024 | Employee Stock Option
Share-based Compensation
Contractual term			10 years